Inventory (Details) - Schedule of Inventory - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventory [Abstract]
Packaging		$ 34,635
Finished goods	112,398	370,335	$ 103,496
Total	$ 112,398	$ 404,970	$ 106,403